UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund
(Class A:  CZOAX)
(Class C: CZOCX)

Zacks Market Neutral Fund
(Class A:  ZMNAX)
(Class C:  ZMNCX)

Zacks Small-Cap Core Fund
(ZSCCX)

SEMI-ANNUAL REPORT
May 31, 2013

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22
Statement of Cash Flows	25
Financial Highlights	26
Notes to Financial Statements	31
Expense Example	40

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zack All-Cap Core Fund, the Zacks Market Neutral Fund, and the Zacks Small-Cap Core Fund.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.9%
	BASIC MATERIALS – 2.0%
3,881	Monsanto Co.	$390,584
1,742	PPG Industries, Inc.	267,588
		658,172

	COMMUNICATIONS – 14.0%
17,543	AT&T, Inc.	613,830
20,597	Cisco Systems, Inc.	495,976
10,085	eBay, Inc.*	545,598
780	Google, Inc. - Class A*	678,920
6,511	IAC/InterActiveCorp	315,653
7,610	Sourcefire, Inc.*	425,856
4,645	Splunk, Inc.	217,200
7,610	Time Warner, Inc.	444,196
9,657	Verizon Communications, Inc.	468,171
7,205	Walt Disney Co.	454,491
		4,659,891

	CONSUMER, CYCLICAL – 12.0%
4,431	Cintas Corp.	202,297
22,891	Delta Air Lines, Inc.*	412,267
11,963	Gap, Inc.	485,100
6,204	GNC Holdings, Inc. - Class A	279,366
6,020	Hanesbrands, Inc.	300,157
9,117	Home Depot, Inc.	717,143
9,107	Macy's, Inc.	440,232
8,660	Mattel, Inc.	387,535
8,832	MDC Holdings, Inc.	327,756
3,484	Michael Kors Holdings Ltd.	218,865
3,113	Wal-Mart Stores, Inc.	232,977
		4,003,695

	CONSUMER, NON-CYCLICAL – 23.6%
2,842	Actavis, Inc.*	350,390
3,740	Amgen, Inc.	375,982
6,722	Colgate-Palmolive Co.	388,800
7,885	Community Health Systems, Inc.	379,820
10,785	General Mills, Inc.	507,758
17,206	Genpact Ltd.	332,936
4,514	Gilead Sciences, Inc.*	245,923
6,968	Hain Celestial Group, Inc.*	464,208
9,665	Hanger, Inc.*	308,410
5,959	Hershey Co.	531,007
5,948	Johnson & Johnson	500,703
5,103	Kimberly-Clark Corp.	494,124
18,734	Kroger Co.	630,774

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,872	McCormick & Co., Inc.	$198,398
2,231	McKesson Corp.	254,022
4,848	PepsiCo, Inc.	391,573
2,353	Perrigo Co.	272,736
7,824	Sanofi - ADR	415,376
5,362	Sirona Dental Systems, Inc.*	380,380
4,645	Teva Pharmaceutical Industries Ltd. - ADR	177,439
10,000	Tyson Foods, Inc. - Class A	250,000
		7,850,759

	ENERGY – 8.7%
6,051	Chevron Corp.	742,760
6,143	Clean Energy Fuels Corp.*	81,518
5,012	Ensco PLC - Class A	301,572
6,326	Exxon Mobil Corp.	572,313
17,023	Marathon Oil Corp.	585,421
4,942	Royal Dutch Shell PLC - ADR	340,158
3,545	Schlumberger Ltd.	258,891
		2,882,633

	FINANCIAL – 15.2%
6,234	Allstate Corp.	300,728
3,973	American Express Co.	300,796
2,781	BlackRock, Inc.	776,455
8,748	Citigroup, Inc.	454,809
14,670	East West Bancorp, Inc.	386,408
1,558	Goldman Sachs Group, Inc.	252,521
6,968	Hospitality Properties Trust - REIT	203,326
2,789	Jones Lang LaSalle, Inc.	256,114
9,046	Marsh & McLennan Cos., Inc.	362,021
5,293	Popular, Inc.*	158,790
6,143	Rayonier, Inc. - REIT	340,294
6,234	Travelers Cos., Inc.	521,910
9,164	U.S. Bancorp	321,290
10,269	Wells Fargo & Co.	416,408
		5,051,870

	INDUSTRIAL – 8.3%
6,784	A.O. Smith Corp.	265,933
4,492	Applied Industrial Technologies, Inc.	215,930
2,445	Energizer Holdings, Inc.	234,011
2,445	FEI Co.	176,065
2,169	Flowserve Corp.	364,674
1,650	Hubbell, Inc. - Class B	165,710
2,414	Middleby Corp.*	394,665

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
2,200	Snap-on, Inc.	$200,398
4,248	United Parcel Service, Inc. - Class B	364,903
3,423	Wabtec Corp.	376,564
		2,758,853

	TECHNOLOGY – 8.4%
3,942	3D Systems Corp.*	191,266
5,073	Citrix Systems, Inc.*	326,448
17,329	EMC Corp.*	429,066
6,693	Hewlett-Packard Co.	163,443
10,380	Intel Corp.	252,026
2,250	International Business Machines Corp.	468,045
6,930	Lam Research Corp.*	324,185
5,837	NXP Semiconductor N.V.*	180,072
4,492	QUALCOMM, Inc.	285,152
2,935	SanDisk Corp.*	173,224
		2,792,927

	UTILITIES – 3.7%
7,151	American States Water Co.	379,933
8,007	California Water Service Group	157,978
3,484	Northeast Utilities	145,178
4,462	Pinnacle West Capital Corp.	252,014
9,199	Westar Energy, Inc.	291,792
		1,226,895

	TOTAL COMMON STOCKS (Cost $25,244,023)	31,885,695

	MUTUAL FUNDS – 0.4%

	FINANCIAL – 0.4%
8,068	Ares Capital Corp.	138,447

	TOTAL MUTUAL FUNDS (Cost $126,145)	138,447

Principal Amount

	SHORT-TERM INVESTMENTS – 3.7%
$1,213,899	UMB Money Market Fiduciary Fund, 0.01%1	1,213,899

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,213,899)	1,213,899

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

TOTAL INVESTMENTS – 100.0% (Cost $26,584,067)	$33,238,041
Other Assets in Excess of Liabilities – 0.0%	14,758

TOTAL NET ASSETS – 100.0%	$33,252,799

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	23.6%
Financial	15.2%
Communications	14.0%
Consumer, Cyclical	12.0%
Energy	8.7%
Technology	8.4%
Industrial	8.3%
Utilities	3.7%
Basic Materials	2.0%
Total Common Stocks	95.9%
Mutual Funds	0.4%
Short-Term Investments	3.7%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.4%
	BASIC MATERIALS – 2.1%
7,159	Eastman Chemical Co.	$513,443

	COMMUNICATIONS – 8.3%
14,065	AT&T, Inc.	492,134
10,670	Cisco Systems, Inc.	256,934
560	Google, Inc. - Class A*	487,430
14,294	Grupo Televisa SAB - ADR	372,787
7,790	Symantec Corp.*	174,418
9,457	Vodafone Group PLC - ADR	273,780
		2,057,483

	CONSUMER, CYCLICAL – 22.3%
2,851	Abercrombie & Fitch Co. - Class A	142,778
10,720	Cinemark Holdings, Inc.	314,525
4,981	Dick's Sporting Goods, Inc.	260,706
14,270	Dominion Diamond Corp.*	214,478
8,542	Foot Locker, Inc.	293,161
9,397	Lennar Corp. - Class A	369,490
9,192	Lowe's Cos., Inc.	387,075
10,790	Macy's, Inc.	521,589
9,758	Mattel, Inc.	436,670
2,996	Polaris Industries, Inc.	286,148
10,299	TJX Cos., Inc.	521,232
1,620	Tractor Supply Co.	181,408
2,810	UniFirst Corp.	266,669
2,382	VF Corp.	437,955
1,949	W.W. Grainger, Inc.	501,751
3,044	Whirlpool Corp.	388,901
		5,524,536

	CONSUMER, NON-CYCLICAL – 27.6%
5,101	Abbott Laboratories	187,054
5,101	AbbVie, Inc.	217,762
3,130	Amgen, Inc.	314,659
2,142	Bio-Rad Laboratories, Inc. - Class A*	243,503
6,894	Campbell Soup Co.	295,132
8,670	Community Health Systems, Inc.	417,634
12,320	Deluxe Corp.	460,768
5,547	Green Mountain Coffee Roasters, Inc.*	405,652
7,159	Hain Celestial Group, Inc.*	476,933
5,715	Hershey Co.	509,264
2,900	Johnson & Johnson	244,122
14,380	Kroger Co.	484,175
3,240	McKesson Corp.	368,906
5,160	On Assignment, Inc.*	134,366

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
4,630	PepsiCo, Inc.	$373,965
3,650	Sanofi - ADR	193,778
7,857	Teva Pharmaceutical Industries Ltd. - ADR	300,137
14,330	Total System Services, Inc.	336,898
1,516	Towers Watson & Co. - Class A	117,763
13,150	Tyson Foods, Inc. - Class A	328,750
3,990	UnitedHealth Group, Inc.	249,894
2,491	West Pharmaceutical Services, Inc.	170,758
		6,831,873

	FINANCIAL – 4.7%
13,102	Hospitality Properties Trust - REIT	382,316
8,867	Rayonier, Inc. - REIT	491,231
8,570	U.S. Bancorp	300,464
		1,174,011

	INDUSTRIAL – 19.8%
2,936	Deere & Co.	255,755
12,742	Granite Construction, Inc.	393,218
2,650	Honeywell International, Inc.	207,919
4,933	IDEX Corp.	271,562
2,382	Kirby Corp.*	185,987
15,521	Leggett & Platt, Inc.	496,672
8,422	Packaging Corp. of America	412,678
3,646	Snap-on, Inc.	332,114
5,883	Teledyne Technologies, Inc.*	454,285
9,601	Textainer Group Holdings Ltd.	359,941
3,790	Thermo Fisher Scientific, Inc.	334,657
3,340	Union Pacific Corp.	516,431
1,961	United Parcel Service, Inc. - Class B	168,450
5,402	United Technologies Corp.	512,650
		4,902,319

	TECHNOLOGY – 11.0%
6,413	Broadridge Financial Solutions, Inc.	174,049
3,890	Check Point Software Technologies Ltd.*	194,811
3,930	Citrix Systems, Inc.*	252,896
15,894	EMC Corp.*	393,535
10,660	Intel Corp.	258,825
1,890	International Business Machines Corp.	393,158
5,631	Pegasystems, Inc.	182,050
5,520	QUALCOMM, Inc.	350,410
14,161	Synopsys, Inc.*	516,168
		2,715,902

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES – 1.5%
8,867	NorthWestern Corp.	$364,966

	TOTAL COMMON STOCKS (Cost $19,368,736)	24,084,533

Principal Amount

	SHORT-TERM INVESTMENTS – 8.8%
$2,178,289	UMB Money Market Fiduciary Fund, 0.01%1	2,178,289

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,178,289)	2,178,289

	TOTAL INVESTMENTS – 106.2% (Cost $21,547,025)	26,262,822
	Liabilities in Excess of Other Assets – (6.2)%	(1,522,773)

	TOTAL NET ASSETS – 100.0%	$24,740,049

Number of Shares

	SECURITIES SOLD SHORT – 97.1%
	COMMON STOCKS – 93.8%
	BASIC MATERIALS – 4.8%
(3,886)	Ashland, Inc.	(345,543)
(7,592)	Cameco Corp.	(164,519)
(6,004)	Domtar Corp.	(435,110)
(2,731)	International Flavors & Fragrances, Inc.	(219,272)
		(1,164,444)

	COMMUNICATIONS – 6.6%
(17,735)	America Movil S.A.B. de C.V. - ADR	(353,104)
(6,653)	Harris Corp.	(333,515)
(7,460)	Telefonica S.A. - ADR*	(101,829)
(5,810)	Thomson Reuters Corp.	(194,054)
(9,577)	VeriSign, Inc.*	(450,502)
(25,712)	Windstream Corp.	(206,467)
		(1,639,471)

	CONSUMER, CYCLICAL – 23.2%
(963)	AutoZone, Inc.*	(393,703)
(4,258)	Bravo Brio Restaurant Group, Inc.*	(76,644)
(14,871)	Carnival Corp.	(492,230)
(5,720)	Casey's General Stores, Inc.	(347,547)
(6,690)	Cash America International, Inc.	(319,180)
(902)	Chipotle Mexican Grill, Inc.*	(325,622)
(5,543)	Darden Restaurants, Inc.	(287,128)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(3,549)	Deckers Outdoor Corp.*	$(190,511)
(7,881)	Family Dollar Stores, Inc.	(481,923)
(8,783)	Fastenal Co.	(458,297)
(20,755)	Finish Line, Inc. - Class A	(437,100)
(8,037)	Kohl's Corp.	(413,182)
(6,200)	Lululemon Athletica, Inc.*	(482,422)
(5,679)	Nordstrom, Inc.	(334,039)
(265)	NVR, Inc.*	(260,577)
(8,867)	Owens & Minor, Inc.	(303,074)
(6,268)	Pinnacle Entertainment, Inc.*	(123,354)
		(5,726,533)

	CONSUMER, NON-CYCLICAL – 27.3%
(10,010)	Alere, Inc.*	(256,056)
(10,684)	Align Technology, Inc.*	(381,953)
(9,577)	AstraZeneca PLC - ADR	(490,821)
(1,900)	Automatic Data Processing, Inc.	(130,568)
(4,921)	Baxter International, Inc.	(346,094)
(5,480)	Cardinal Health, Inc.	(257,341)
(10,107)	Cia de Bebidas das Americas - ADR	(384,774)
(6,020)	DENTSPLY International, Inc.	(251,395)
(13,870)	Fresh Del Monte Produce, Inc.	(371,300)
(8,964)	Gartner, Inc.*	(507,452)
(4,981)	Hormel Foods Corp.	(198,343)
(9,108)	Hospira, Inc.*	(315,865)
(9,950)	Mondelez International, Inc. - Class A	(293,127)
(7,130)	Monster Beverage Corp.*	(389,227)
(8,650)	Post Holdings, Inc.*	(364,944)
(7,568)	Quest Diagnostics, Inc.	(468,005)
(8,795)	Reynolds American, Inc.	(423,127)
(16,580)	SAIC, Inc.	(240,410)
(5,135)	Scotts Miracle-Gro Co. - Class A	(242,732)
(3,400)	Valeant Pharmaceuticals International, Inc.*	(309,808)
(1,800)	WellPoint, Inc.	(138,546)
		(6,761,888)

	FINANCIAL – 2.9%
(3,380)	American International Group, Inc.*	(150,275)
(51,793)	Banco Santander SA - ADR	(372,910)
(2,160)	RenaissanceRe Holdings Ltd.	(185,673)
		(708,858)

	INDUSTRIAL – 18.5%
(6,293)	Albany International Corp. - Class A	(199,740)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
(5,050)	Canadian National Railway Co.	$(511,413)
(4,957)	CLARCOR, Inc.	(268,868)
(3,694)	Colfax Corp.*	(184,331)
(11,520)	CSX Corp.	(290,419)
(9,421)	Donaldson Co., Inc.	(353,382)
(7,171)	Eaton Corp. PLC	(473,716)
(10,443)	EMCOR Group, Inc.	(415,109)
(3,609)	Forward Air Corp.	(139,921)
(6,630)	General Dynamics Corp.	(511,173)
(8,843)	Jabil Circuit, Inc.	(177,391)
(7,291)	Landstar System, Inc.	(384,892)
(7,604)	Molex, Inc.	(223,101)
(2,190)	Rockwell Collins, Inc.	(141,802)
(10,696)	Simpson Manufacturing Co., Inc.	(313,072)
		(4,588,330)

	TECHNOLOGY – 9.4%
(3,886)	Concur Technologies, Inc.*	(313,717)
(15,497)	Fairchild Semiconductor International, Inc.*	(224,861)
(3,990)	Hittite Microwave Corp.*	(216,577)
(10,684)	Infosys Ltd. - ADR	(446,057)
(10,186)	Logitech International S.A.	(70,385)
(10,696)	MSCI, Inc.*	(376,927)
(4,307)	Oracle Corp.	(145,404)
(3,090)	SAP A.G. - ADR	(226,930)
(16,336)	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(304,830)
		(2,325,688)

	UTILITIES – 1.2%
(9,325)	Exelon Corp.	(292,246)

	TOTAL COMMON STOCKS (Proceeds $21,104,381)	(23,207,458)

	EXCHANGE-TRADED FUNDS – 3.3%
(9,565)	Materials Select Sector SPDR Fund	(385,469)
(3,670)	SPDR S&P Metals & Mining ETF	(138,175)
(4,390)	SPDR S&P Pharmaceuticals ETF	(303,920)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $764,075)	(827,564)

	TOTAL SECURITIES SOLD SHORT (Proceeds $21,868,456)	$(24,035,022)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	27.6%
Consumer, Cyclical	22.3%
Industrial	19.8%
Technology	11.0%
Communications	8.3%
Financial	4.8%
Basic Materials	2.1%
Utilities	1.5%
Total Common Stocks	97.4%
Short-Term Investments	8.8%
Total Investments	106.2%
Liabilities in Excess of Other Assets	(6.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.6%
	BASIC MATERIALS – 4.1%
6,200	Minerals Technologies, Inc.	$264,120
9,817	Shiloh Industries, Inc.	97,581
8,077	Zep, Inc.	133,917
		495,618

	COMMUNICATIONS – 6.4%
3,646	ePlus, Inc.	181,316
33,600	Global Sources Ltd.*	228,816
11,079	LIN TV Corp. - Class A*	134,388
10,311	Perficient, Inc.*	129,919
22,196	Symmetricom, Inc.*	109,648
		784,087

	CONSUMER, CYCLICAL – 14.4%
5,502	Culp, Inc.	94,909
11,303	Federal-Mogul Corp.*	110,204
4,961	Flexsteel Industries, Inc.	112,764
19,825	Isle of Capri Casinos, Inc.*	153,049
4,226	Kimball International, Inc. - Class B	41,373
3,586	Kirkland's, Inc.*	53,647
954	Libbey, Inc.*	20,187
5,250	Monarch Casino & Resort, Inc.*	80,902
2,123	Multimedia Games Holding Co., Inc.*	54,328
2,115	Papa John's International, Inc.*	136,269
5,170	PC Connection, Inc.	86,804
12,047	Speedway Motorsports, Inc.	218,894
19,596	Stein Mart, Inc.	253,376
2,390	UniFirst Corp.	226,811
9,505	West Marine, Inc.*	110,068
		1,753,585

	CONSUMER, NON-CYCLICAL – 17.3%
308	Barrett Business Services, Inc.	17,966
795	Cantel Medical Corp.	27,062
6,074	Carriage Services, Inc.	114,981
3,829	CDI Corp.	52,266
1,386	Corporate Executive Board Co.	84,809
23,711	CryoLife, Inc.	146,771
12,331	Electro Rent Corp.	209,750
7,400	Farmer Bros Co.*	103,970
3,782	Inter Parfums, Inc.	113,384
2,847	J&J Snack Foods Corp.	216,087
3,780	Korn/Ferry International*	66,150
3,585	Lannett Co., Inc.*	41,120
3,444	National Healthcare Corp.	163,556

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
12,537	Navigant Consulting, Inc.*	$165,238
4,894	Omega Protein Corp.*	53,442
695	Revlon, Inc. - Class A*	13,831
2,574	SurModics, Inc.*	61,107
11,556	Triple-S Management Corp. - Class B*	244,641
3,368	Utah Medical Products, Inc.	155,837
2,528	Viad Corp.	62,340
		2,114,308

	ENERGY – 1.3%
2,007	CVR Energy, Inc.	126,059
846	Dawson Geophysical Co.*	30,380
		156,439

	FINANCIAL – 23.6%
933	Aircastle Ltd.	14,760
1,911	Baldwin & Lyons, Inc. - Class B	45,272
1,042	Credit Acceptance Corp.*	118,642
14,895	Donegal Group, Inc. - Class A	220,446
7,293	EMC Insurance Group, Inc.	202,235
1,637	FBL Financial Group, Inc. - Class A	67,264
4,834	Fidelity Southern Corp.*	62,020
1,756	Financial Institutions, Inc.	34,260
6,188	First Defiance Financial Corp.	135,888
9,670	Global Indemnity PLC*	219,122
32,405	JMP Group, Inc.	221,974
33,701	Kite Realty Group Trust - REIT	204,565
14,948	Medallion Financial Corp.	222,127
1,846	Navigators Group, Inc.*	107,659
4,342	Safety Insurance Group, Inc.	227,347
3,020	Saul Centers, Inc. - REIT	135,266
10,177	State Auto Financial Corp.	185,832
7,622	United Fire Group, Inc.	204,651
602	Virtus Investment Partners, Inc.*	139,580
4,113	Washington Trust Bancorp, Inc.	114,670
		2,883,580

	INDUSTRIAL – 16.8%
646	AMERCO	111,370
991	AZZ, Inc.	41,107
4,993	CAI International, Inc.*	127,721
16,777	Ceco Environmental Corp.	202,498
8,021	Chase Corp.	158,415
7,106	Columbus McKinnon Corp.*	150,292
881	DXP Enterprises, Inc.*	52,041

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
3,996	Electro Scientific Industries, Inc.	$45,355
1,456	Forward Air Corp.	56,449
26,718	Graphic Packaging Holding Co.*	205,461
1,044	Marten Transport Ltd.	25,045
2,186	Park-Ohio Holdings Corp.*	81,297
13,468	PGT, Inc.*	111,111
1,315	Powell Industries, Inc.*	62,173
528	Saia, Inc.*	25,230
6,113	Stoneridge, Inc.*	68,527
6,257	Tredegar Corp.	156,175
5,852	U.S. Ecology, Inc.	160,228
8,125	Universal Truckload Services, Inc.*	207,594
		2,048,089

	TECHNOLOGY – 11.8%
23,193	Actuate Corp.*	156,553
2,002	Advent Software, Inc.*	66,426
14,845	Aeroflex Holding Corp.*	117,276
16,236	DSP Group, Inc.*	128,914
3,092	Electronics for Imaging, Inc.*	86,236
12,303	Exar Corp.*	138,778
2,870	Mentor Graphics Corp.	54,501
2,362	PDF Solutions, Inc.*	43,295
2,079	Pegasystems, Inc.	67,214
6,440	Pericom Semiconductor Corp.*	45,144
5,700	SS&C Technologies Holdings, Inc.*	180,291
5,040	Supertex, Inc.	111,636
3,376	Syntel, Inc.	215,760
1,425	Virtusa Corp.*	33,431
		1,445,455

	UTILITIES – 2.9%
740	IDACORP, Inc.	34,950
8,761	Pike Electric Corp.	106,446
4,379	Southwest Gas Corp.	207,346
		348,742

	TOTAL COMMON STOCKS (Cost $11,528,737)	12,029,903

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2013 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 7.1%
$861,776	UMB Money Market Fiduciary Fund, 0.01%1	$861,776

	TOTAL SHORT-TERM INVESTMENTS (Cost $861,776)	861,776

	TOTAL INVESTMENTS – 105.7% (Cost $12,390,513)	12,891,679
	Liabilities in Excess of Other Assets – (5.7)%	(699,889)

	TOTAL NET ASSETS – 100.0%	$12,191,790

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SUMMARY OF INVESTMENTS
As of May 31, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	23.6%
Consumer, Non-cyclical	17.3%
Industrial	16.8%
Consumer, Cyclical	14.4%
Technology	11.8%
Communications	6.4%
Basic Materials	4.1%
Utilities	2.9%
Energy	1.3%
Total Common Stocks	98.6%
Short-Term Investments	7.1%
Total Investments	105.7%
Liabilities in Excess of Other Assets	(5.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2013 (Unaudited)

	All-Cap	Market
	Core Fund	Neutral Fund
Assets:
Investments in securities, at value (cost $26,584,067 and $21,547,025)	$33,238,041	$26,262,822
Cash	-	3,467,398
Cash deposited with broker for securities sold short	-	19,126,849
Receivables:
Investment securities sold	-	639,737
Fund shares sold	32,210	3,402
Dividends and interest	71,516	43,328
Prepaid expenses	13,000	18,998
Total assets	33,354,767	49,562,534

Liabilities:
Securities sold short, at value (proceeds $0 and $21,868,456)	-	24,035,022
Dividends and interest on securities sold short	-	30,157
Payables:
Investment securities purchased	-	694,238
Fund shares redeemed	37,134	-
Advisory fees	19,541	11,088
Distribution plan (Note 7)	13,365	6,925
Fund accounting fees	6,751	8,424
Auditing fees	5,909	10,574
Transfer agent fees and expenses	5,603	7,319
Fund administration fees	4,005	5,296
Custody fees	2,825	3,245
Trustees' fees and expenses	1,452	2,547
Chief Compliance Officer fees	697	925
Accrued other expenses	4,686	6,725
Total liabilities	101,968	24,822,485
Net Assets	$33,252,799	$24,740,049

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$28,856,415	$40,283,034
Accumulated net investment income (loss)	11,155	(1,361,964)
Accumulated net realized loss on investments	(2,268,745)	(16,730,252)
Net unrealized appreciation (depreciation) on:
Investments	6,653,974	4,715,797
Securities sold short	-	(2,166,566)
Net Assets	$33,252,799	$24,740,049

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$23,862,114	$21,495,246
Shares of beneficial interest issued and outstanding	1,207,821	1,667,344
Redemption price per share	$19.76	$12.89
Maximum sales charge (5.75% of offering price)1	1.21	0.79
Maximum offering price per share	$20.97	$13.68
Class C Shares:
Net assets applicable to shares outstanding	$9,390,684	$3,244,804
Shares of beneficial interest issued and outstanding	501,254	260,963
Offering and redemption price per share2	$18.73	$12.43

1	On sales of $50,000 or more, the sales charge will be reduced.
2	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2013 (Unaudited)

Small-Cap
Core Fund
Assets:
Investments in securities, at value (cost $12,390,513)	$12,891,679
Receivables:
Investment securities sold	1,219,972
Fund shares sold	124,935
Dividends and interest	21,861
Advisor	4,267
Prepaid expenses	14,290
Total assets	14,277,004

Liabilities:
Payables:
Investment securities purchased	1,990,312
Fund shares redeemed	42,011
Offering costs	15,000
Auditing fees	8,012
Custody fees	5,634
Fund accounting fees	5,432
Fund administration fees	5,092
Transfer agent fees and expenses	4,260
Distribution plan (Note 7)	2,633
Trustees' fees and expenses	2,246
Chief Compliance Officer fees	955
Accrued other expenses	3,627
Total liabilities	2,085,214

Net Assets	$12,191,790

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$11,460,067
Accumulated net investment income	14,460
Accumulated net realized gain on investments	216,097
Net unrealized appreciation on investments	501,166
Net Assets	$12,191,790

Shares of beneficial interest issued and outstanding	622,035
Offering and redemption price per share	$19.60

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2013 (Unaudited)

	All-Cap	Market
	Core Fund	Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $2,798 and $862)	$281,516	$296,489
Interest	35	171
Total investment income	281,551	296,660

Expenses:
Advisory fees	130,921	168,900
Distribution fees - Class C (Note 7)	40,479	18,580
Distribution fees - Class A (Note 7)	26,249	33,732
Fund administration fees	21,917	22,265
Fund accounting fees	21,462	22,981
Transfer agent fees and expenses	21,280	19,714
Registration fees	14,457	15,956
Custody fees	8,729	8,011
Auditing fees	10,401	5,143
Shareholder reporting fees	4,499	5,023
Legal fees	3,987	4,987
Trustees' fees and expenses	1,498	2,498
Chief Compliance Officer fees	1,993	1,993
Miscellaneous	2,230	2,494
Insurance fees	747	597
Dividends on securities sold short and interest expense	-	440,268
Total expenses	310,849	773,142
Advisory fees waived	(40,457)	(65,649)
Net expenses	270,392	707,493
Net investment income (loss)	11,159	(410,833)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	1,212,416	3,830,203
Securities sold short	-	(2,790,824)
Total net realized gain	1,212,416	1,039,379

Net change in unrealized appreciation/depreciation on:
Investments	2,345,388	(8,735)
Securities sold short	-	(2,543,087)
Total net change in unrealized appreciation/depreciation	2,345,388	(2,551,822)
Net realized and unrealized gain (loss) on investments and securities sold short	3,557,804	(1,512,443)

Net Increase (Decrease) in Net Assets from Operations	$3,568,963	$(1,923,276)

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2013 (Unaudited)

Small-Cap
Core Fund
Investment Income:
Dividends	$63,906
Interest	21
Total investment income	63,927

Expenses:
Advisory fees	25,345
Fund administration fees	20,910
Fund accounting fees	15,738
Custody fees	12,611
Transfer agent fees and expenses	11,638
Auditing fees	7,965
Registration fees	7,335
Distribution fees (Note 7)	7,040
Legal fees	3,740
Trustees' fees and expenses	2,255
Chief Compliance Officer fees	1,993
Miscellaneous	1,744
Shareholder reporting fees	1,607
Insurance fees	673
Total expenses	120,594
Advisory fees waived	(25,345)
Other expenses absorbed	(56,107)
Net expenses	39,142
Net investment income	24,785

Realized and Unrealized Gain on Investments:
Net realized gain on investments	216,526
Net change in unrealized appreciation/depreciation on investments	468,954
Net realized and unrealized gain on investments	685,480

Net Increase in Net Assets from Operations	$710,265

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	All-Cap Core Fund
	For the Six Months
	Ended May 31, 2013	For the Year Ended
	(Unaudited)	November 30, 2012
Increase in Net Assets from:
Operations:
Net investment income	$11,159	$33,862
Net realized gain on investments	1,212,416	1,000,605
Net change in unrealized appreciation/depreciation on investments	2,345,388	1,587,359
Net increase in net assets resulting from operations	3,568,963	2,621,826

Distributions to shareholders:
From net investment income	(21,801)	-
Total distributions to shareholders	(21,801)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	6,571,825	7,479,078
Class C	2,112,633	2,977,914
Reinvestment of distributions:
Class A	12,047	-
Cost of shares redeemed:
Class A1	(4,308,085)	(5,679,079)
Class C2	(1,127,082)	(1,619,715)
Net increase from capital transacations	3,261,338	3,158,198

Total increase in net assets	6,808,500	5,780,024

Net Assets:
Beginning of period	26,444,299	20,664,275
End of period	$33,252,799	$26,444,299

Accumulated net investment income	$11,155	$21,797

Capital Share Transactions:
Shares sold:
Class A	353,395	443,287
Class C	117,429	185,434
Shares reinvested:
Class A	681	-
Shares redeemed:
Class A	(235,468)	(338,529)
Class C	(64,832)	(100,723)
Net increase from capital share transactions	171,205	189,469

1	Net of redemption fee proceeds of $177 and $48, respectively.
2	Net of redemption fee proceeds of $10 and $703, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Market Neutral Fund
	For the Six Months
	Ended May 31, 2013	For the Year Ended
	(Unaudited)	November 30, 2012
Increase in Net Assets from:
Operations:
Net investment loss	$(410,833)	$(1,016,328)
Net realized gain on investments and securities sold short	1,039,379	1,446,233
Net change in unrealized appreciation/depreciation on investments
and securities sold short	(2,551,822)	69,695
Net increase (decrease) in net assets resulting from operations	(1,923,276)	499,600

Capital Transactions:
Net proceeds from shares sold:
Class A	4,519,724	20,197,280
Class C	920,496	1,864,910
Cost of shares redeemed:
Class A1	(15,066,680)	(25,737,852)
Class C2	(1,210,179)	(1,090,137)
Net decrease from capital transacations	(10,836,639)	(4,765,799)

Total decrease in net assets	(12,759,915)	(4,266,199)

Net Assets:
Beginning of period	37,499,964	41,766,163
End of period	$24,740,049	$37,499,964

Accumulated net investment loss	$(1,361,964)	$(951,131)

Capital Share Transactions:
Shares sold:
Class A	339,095	1,480,414
Class C	70,403	141,144
Shares redeemed:
Class A	(1,134,374)	(1,903,987)
Class C	(94,138)	(81,875)
Net decrease from capital share transactions	(819,014)	(364,304)

1	Net of redemption fee proceeds of $200 and $1,601, respectively.
2	Net of redemption fee proceeds of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Core Fund
	For the Six Months
	Ended May 31, 2013	For the Year Ended
	(Unaudited)	November 30, 2012
Increase in Net Assets from:
Operations:
Net investment income	$24,785	$11,747
Net realized gain on investments	216,526	11,737
Net change in unrealized appreciation/depreciation on investments	468,954	31,342
Net increase in net assets resulting from operations	710,265	54,826

Distributions to shareholders:
From net investment income	(21,860)	(106)
From net realized gains	(4,126)	-
Total distributions to shareholders	(25,986)	(106)

Capital Transactions:
Proceeds from shares sold	11,260,276	1,506,107
Reinvestment of distributions	24,474	106
Cost of shares redeemed1	(1,076,957)	(353,832)
Net increase from capital transactions	10,207,793	1,152,381

Total increase in net assets	10,892,072	1,207,101

Net Assets:
Beginning of period	1,299,718	92,617
End of period	$12,191,790	$1,299,718

Accumulated net investment income	$14,460	$11,535

Capital Share Transactions:
Shares sold	597,897	95,988
Shares reinvested	1,461	7
Shares redeemed	(57,141)	(22,844)
Net increase from capital share transactions	542,217	73,151

1	Net of redemption fee proceeds of $2,725 and $1,703, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended May 31, 2013 (Unaudited)

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(1,923,276)
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(9,413,737)
Sale of investment securities	21,705,386
Sale of short-term investment securities, net	3,378,460
Closed short sale transactions	(31,989,630)
Proceeds from short sale transactions	17,943,627
Decrease in deposits with brokers for short sales	9,593,788
Decrease in dividends and interest receivable	11,879
Increase in receivables for investment securities sold	(45,381)
Increase in prepaid expenses	(9,825)
Increase in payables for investment securities purchased	493,400
Decrease in dividends and interest payable on securities sold short	(17,718)
Decrease in accrued expenses	(34,249)
Net realized gain on investment securities	(1,039,379)
Net change in unrealized appreciation/depreciation on investment securities	2,551,822
Net cash from operating activities	11,205,167

Cash Flows from Financing Activities
Proceeds from shares sold	5,461,609
Payment on shares redeemed	(16,395,304)
Net cash used from financing activities	(10,933,695)

Net Increase in Cash	271,472

Cash:
Beginning balance	3,195,926
Ending balance	$3,467,398

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS ― Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2013 (Unaudited)		For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Year Ended November 30, 2010		For the Year Ended November 30, 2009		For the Year Ended November 30, 2008
Net asset value, beginning of period	$17.45		$15.50		$14.40		$12.95		$11.22		$18.94
Income from Investment Operations:
Net investment income (loss)	0.03	2	0.06	2	0.02	2	-	2	0.06		(0.01)	2
Net realized and unrealized gain (loss) on investments	2.30		1.89		1.08		1.50		1.67		(6.42)
Total from investment operations	2.33		1.95		1.10		1.50		1.73		(6.43)

Less Distributions:
From net investment income	(0.02)		-		-		(0.05)		-		-
From net realized gain	-		-		-		-		-		(1.29)
Total distributions	(0.02)		-		-		(0.05)		-		(1.29)

Redemption fee proceeds	-	3	-	3	-	3	-	3	-	3	-	3

Net asset value, end of period	$19.76		$17.45		$15.50		$14.40		$12.95		$11.22

Total return4	13.37%	5	12.58%		7.64%		11.58%		15.42%		(36.40%)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,862		$19,002		$15,260		$14,912		$19,577		$18,280

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.93%	6	2.04%		2.02%		2.24%		2.07%		2.14%
After fees waived and expenses absorbed	1.65%	6	1.65%		1.65%		1.65%		1.65%		1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.01%	6	(0.04%)		(0.26%)		(0.42%)		(0.02%)		(0.58%)
After fees waived and expenses absorbed	0.29%	6	0.35%		0.11%		0.17%		0.40%		(0.09%)

Portfolio turnover rate	37%	5	50%		63%		64%		132%		116%

1	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
2	Based on average shares outstanding during the period.
3	Amount represents less than $0.01 per share.
4
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

5	Not annualized.
6	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2013 (Unaudited)		For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Year Ended November 30, 2010		For the Year Ended November 30, 2009		For the Year Ended November 30, 2008
Net asset value, beginning of period	$16.59		$14.85		$13.89		$12.55		$10.95		$18.64
Income from Investment Operations:
Net investment loss	(0.04)	2	(0.07)	2	(0.10)	2	-	2	(0.03)		(0.05)	2
Net realized and unrealized gain (loss) on investments	2.18		1.81		1.06		1.34		1.63		(6.35)
Total from investment operations	2.14		1.74		0.96		1.34		1.60		(6.40)

Less Distributions:
From net investment income	-		-		-		-		-		-
From net realized gain	-		-		-		-		-		(1.29)
Total distributions	-		-		-		-		-		(1.29)

Redemption fee proceeds	-	3	-	3	-	3	-	3	-	3	-	3

Net asset value, end of period	$18.73		$16.59		$14.85		$13.89		$12.55		$10.95

Total return4	12.90%	5	11.72%		6.91%		10.68%		14.61%		(36.86%)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,391		$7,442		$5,404		$5,532		$6,047		$2,699

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.68%	6	2.79%		2.77%		2.99%		2.82%		2.89%
After fees waived and expenses absorbed	2.40%	6	2.40%		2.40%		2.40%		2.40%		2.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.74%)	6	(0.79%)		(1.01%)		(1.17%)		(0.73%)		(1.33%)
After fees waived and expenses absorbed	(0.46%)	6	(0.40%)		(0.64%)		(0.58%)		(0.31%)		(0.84%)

Portfolio turnover rate	37%	5	50%		63%		64%		132%		116%

1	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
2	Based on average shares outstanding during the period.
3	Amount represents less than $0.01 per share.
4
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.

5	Not annualized.
6	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2013 (Unaudited)		For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Year Ended November 30, 2010		For the Year Ended November 30, 2009		For the Period July 24, 2008* to November 30, 2008
Net asset value, beginning of period	$13.69		$13.45		$12.91		$12.99		$14.66		$15.00
Income from Investment Operations:
Net investment loss	(0.17)	1	(0.36)	1	(0.35)	1	(0.30)	1	(0.37)		(0.05)	1
Net realized and unrealized gain (loss) on investments	(0.63)		0.60		0.89		0.22		(1.24)		(0.29)
Total from investment operations	(0.80)		0.24		0.54		(0.08)		(1.61)		(0.34)

Less Distributions:
From net investment income	-		-		-		-		(0.06)		-
Total distributions	-		-		-		-		(0.06)		-

Redemption fee proceeds	-	2	-		-	2	-	2	-	2	-	2

Net asset value, end of period	$12.89		$13.69		$13.45		$12.91		$12.99		$14.66

Total return3	(5.84%)	4	1.78%		4.18%		(0.62%)		(10.96%)		(2.27%)	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,495		$33,726		$38,809		$41,241		$91,846		$137,450

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.95%	5	4.70%		4.52%		4.38%		3.13%		2.27%	5
After fees waived and expenses absorbed	4.52%	5	4.36%		4.22%		3.99%		3.04%		2.20%	5
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.08%	5	1.99%		1.94%		2.04%		1.74%		1.72%	5
After fees waived and expenses absorbed	1.65%	5	1.65%		1.65%		1.65%		1.65%		1.65%	5

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.01%)	5	(2.99%)		(2.99%)		(2.56%)		(1.93%)		(1.09%)	5
After fees waived and expenses absorbed	(2.58%)	5	(2.65%)		(2.69%)		(2.17%)		(1.84%)		(1.02%)	5
Ratio of net investment income (loss) to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.15%)	5	(0.28%)		(0.42%)		(0.23%)		(0.55%)		(0.55%)	5
After fees waived and expenses absorbed	0.28%	5	0.06%		(0.12%)		0.17%		(0.45%)		(0.47%)	5

Portfolio turnover rate	32%	4	80%		93%		79%		227%		25%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2013 (Unaudited)		For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Year Ended November 30, 2010		For the Year Ended November 30, 2009		For the Period July 24, 2008* to November 30, 2008
Net asset value, beginning of period	$13.26		$13.12		$12.69		$12.86		$14.63		$15.00
Income from Investment Operations:
Net investment loss	(0.21)	1	(0.45)	1	(0.44)	1	(0.30)	1	(0.43)		(0.08)	1
Net realized and unrealized gain (loss) on investments	(0.62)		0.59		0.87		0.13		(1.28)		(0.29)
Total from investment operations	(0.83)		0.14		0.43		(0.17)		(1.71)		(0.37)

Less Distributions:
From net investment income	-		-		-		-		(0.06)		-
Total distributions	-		-		-		-		(0.06)		-

Redemption fee proceeds	-		-		-	2	-	2	-	2	-	2

Net asset value, end of period	$12.43		$13.26		$13.12		$12.69		$12.86		$14.63

Total return3	(6.26%)	4	1.07%		3.39%		(1.32%)		(11.66%)		(2.47%)	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,245		$3,774		$2,957		$3,499		$8,971		$8,853

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.70%	5	5.45%		5.27%		5.13%		3.88%		3.00%	5
After fees waived and expenses absorbed	5.27%	5	5.11%		4.97%		4.74%		3.79%		2.93%	5
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.83%	5	2.74%		2.70%		2.80%		2.49%		2.46%	5
After fees waived and expenses absorbed	2.40%	5	2.40%		2.40%		2.40%		2.40%		2.40%	5

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.76%)	5	(3.74%)		(3.75%)		(3.33%)		(2.68%)		(1.83%)	5
After fees waived and expenses absorbed	(3.33%)	5	(3.40%)		(3.45%)		(2.94%)		(2.59%)		(1.76%)	5
Ratio of net investment income (loss) to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.90%)	5	(1.03%)		(1.17%)		(0.98%)		(1.30%)		(1.28%)	5
After fees waived and expenses absorbed	(0.47%)	5	(0.69%)		(0.87%)		(0.58%)		(1.20%)		(1.21%)	5

Portfolio turnover rate	32%	4	80%		93%		79%		227%		25%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the			For the Period
	Six Months Ended		For the	June 30, 2011*
	May 31, 2013		Year Ended	through
	(Unaudited)		November 30, 2012	November 30, 2011
Net asset value, beginning of period	$16.28		$13.89	$15.00
Income from Investment Operations:
Net investment income1	0.05		0.27	-
Net realized and unrealized gain (loss) on investments	3.55		2.10	(1.11)
Total from investment operations	3.60		2.37	(1.11)

Less Distributions:
From net investment income	(0.24)		(0.02)	-
From net realized gain	(0.05)		-	-
Total distributions	(0.29)		(0.02)	-

Redemption fee proceeds	0.01		0.04	-

Net asset value, end of period	$19.60		$16.28	$13.89

Total return2	22.44%	3	17.33%	(7.40%)	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,192		$1,300	$93

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.27%	4	29.04%	229.27%	4
After fees waived and expenses absorbed	1.39%	4	1.39%	1.39%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.01%)	4	(25.90%)	(227.94%)	4
After fees waived and expenses absorbed	0.87%	4	1.75%	(0.06%)	4

Portfolio turnover rate	68%	3	173%	105%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund (formerly know as Zacks Multi-Cap Opportunities Fund), Zacks Market Neutral Fund and Zacks Small-Cap Core Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011.

With regards to the Zacks All-Cap Core Fund and Zacks Market Neutral Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At May 31, 2013 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At May 31, 2013, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the year ended May 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90%, 1.10% and 0.90% respectively, of each Funds’ average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.65% and 2.40% for Zacks All-Cap Core Fund and Zacks Market Neutral Funds’ average daily net assets for Class A Shares and Class C Shares, respectively through March 31, 2016.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.39% for Zacks Small-Cap Core Fund through March 31, 2016.

For the six months ended May 31, 2013, the Advisor waived its fees and absorbed other expenses as follows:

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

	Advisory Fees	Other Expenses	Total
All-Cap Core Fund	$40,457	$-	$40,457
Market Neutral Fund	65,649	-	65,649
Small-Cap Core Fund	25,345	56,107	81,452
Total	$131,451	$56,107	$187,558

The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if the Funds’ expense ratio, including the recovered expenses, falls below the current expense limit.  The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At May 31, 2013, the amount of these potentially recoverable expenses was $349,926, $548,496 and $352,586 for the All-Cap Core, Market Neutral and Small- Cap Core Funds, respectively.  The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund
2013	$131,993	$252,611	$-
2014	83,004	103,281	86,223
2015	94,472	126,955	184,911
2016	40,457	65,649	81,452
Total	$349,926	$548,496	$352,586

On January 1, 2013, IMST Distributors, LLC succeeded Grand Distribution Services, LLC (“GDS”) as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

For the period from December 1, 2012 to December 31, 2012, GDS received the following:

	Class A Net Selling Commissions	Class C Deferred Sales Charge
All-Cap Core Fund	$943	$0
Market Neutral Fund	$1	$0

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended May 31, 2013, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees accrued for CCO services for the six months ended May 31, 2013 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At May 31, 2013, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund
Cost of investments	$26,649,909	$21,559,780	$12,395,650

Gross unrealized appreciation	$6,793,838	$4,789,946	$713,421
Gross unrealized depreciation	(205,706)	(86,904)	(217,392)

Net unrealized appreciation on investments	$6,588,132	$4,703,042	$496,029

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund

Undistributed ordinary income	$21,797	$-	$15,595
Undistributed long-term gains	-	-	62
Tax accumulated earnings	21,797	-	15,657
Accumulated capital and other losses	$(3,389,740)	$(18,039,218)	$-
Unrealized appreciation on investments	4,217,165	4,419,509	31,787

Total accumulated earnings (deficit)	$849,222	$(13,619,709)	$47,444

The tax character of distributions paid during the fiscal years ended November 30, 2012 and November 30, 2011 were as follows:

	All-Cap Core Fund		Market Neutral Fund		Small-Cap Core Fund

	2012	2011	2012	2011	2012	2011
Distributions paid from:
Ordinary income	$-	$-	$-	$-	$106	$-
Long-term capital gains	-	-	-	-	-	-
Total distributions paid	$-	$-	$-	$-	$106	$-

At November 30, 2012, the Funds had accumulated capital loss carryforwards as follows:

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund
For losses expiring November 30,
2017	$3,314,333	$14,959,700	$-
2018	-	1,737,635	-
2019	-	-	-
Not subject to expiration:
Short-term	-	-	-
Total	$3,314,333	$16,697,335	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended November 30, 2012, the All-Cap Core, Market Neutral and Small-Cap Core Funds utilized $950,363, $1,588,591 and $6,869 of their capital loss carryovers, respectively.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of November 30, 2012, the All-Cap Core and Market Neutral Funds had $75,407 and $390,752 of post-October losses, respectively, which are deferred until December 1, 2012 for tax purposes.

As of November 30, 2012, the Market Neutral Fund had $951,131 of qualified late-year ordinary loss which are deferred until fiscal year 2013 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fees
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended May 31, 2013, the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund received $187, $200 and $2,725, respectively in redemption fees.

Note 6 – Investment Transactions
For the six months ended May 31, 2013, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All-Cap Core Fund	$12,827,216	$10,449,885
Market Neutral Fund	9,413,737	21,705,386
Small-Cap Core Fund	13,848,873	3,789,467

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

Note 7 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of its shares.  With respect to the Zacks All-Cap Core Fund and Zacks Market Neutral Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% for A Shares and 1.00% for C Shares, of average daily net assets. With respect to the Zacks Small-Cap Core Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets.

For the six months ended May 31, 2013, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

In addition, the Funds has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2013, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$31,885,695	$-	$-	$31,885,695
Mutual Funds	138,447	-	-	138,447
Short-Term Investments	1,213,899	-	-	1,213,899
Total Investments	$33,238,041	$-	$-	$33,238,041

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks1	$24,084,533	$-	$-	$24,084,533
Short-Term Investments	2,178,289	-	-	2,178,289
Total Assets	$26,262,822	$-	$-	$26,262,822

Liabilities
Securities Sold Short
Common Stocks1	$(23,207,458)	$-	$-	$(23,207,458)
Exchange Traded Funds	(827,564)	-	-	(827,564)
Total Liabilities	$(24,035,022)	$-	$-	$(24,035,022)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$12,029,903	$-	$-	$12,029,903
Short-Term Investments	861,776	-	-	861,776
Total Investments	$12,891,679	$-	$-	$12,891,679

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2013 (Unaudited)

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Note 11 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Zacks Funds
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2013 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/12 to 5/31/13.

Actual Expenses
The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks Funds
EXPENSE EXAMPLE (Continued)
For the Six Months Ended May 31, 2013 (Unaudited)

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/12	5/31/13	12/1/12 – 5/31/13
Class A	Actual Performance	$1,000.00	$1,133.70	$8.78
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.77	8.30
Class C	Actual Performance	1,000.00	1,129.00	12.73
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.04	12.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Market Neutral Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/12	5/31/13	12/1/12 – 5/31/13
Class A	Actual Performance	$1,000.00	$941.60	$21.87
	Hypothetical (5% annual return before expenses)	1,000.00	1,002.47	22.56
Class C	Actual Performance	1,000.00	937.40	25.46
	Hypothetical (5% annual return before expenses)	1,000.00	998.72	26.27

*
Expenses are equal to the Fund’s annualized expense ratio of 4.52% and 5.27% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Small-Cap Core Fund	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	12/1/12	5/31/13	12/1/12 – 5/31/13
Actual Performance	$1,000.00	$1,224.40	$7.69
Hypothetical (5% annual return before expenses)	1,000.00	1,018.08	6.98

*
Expenses are equal to the Fund’s annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Each a series of the Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
1 South Wacker Drive, Suite 2700
Chicago, Illinois 60606

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund - Class A	CZOAX	461418 204
Zacks All-Cap Core Fund - Class C	CZOCX	461418 105
Zacks Market Neutral Fund - Class A	ZMNAX	461418 709
Zacks Market Neutral Fund - Class C	ZMNCX	461418 808
Zacks Small-Cap Core Fund	ZSCCX	461418 428

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090 or by calling the Funds at (888) 453-4003.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: 1-888-453-4003

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	8/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	8/6/2013

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/6/2013